American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2020

Short Duration - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 36.8%
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	6,712,980	7,112,161
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	9,261,970	9,942,036
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	5,482,800	5,871,679
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	27,400,680	29,385,399
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	40,404,560	44,388,495
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	27,595,700	30,014,355
U.S. Treasury Notes, 1.875%, 3/31/22(1)	1,000,000	1,022,070
U.S. Treasury Notes, 0.125%, 10/31/22	90,000,000	90,017,578
U.S. Treasury Notes, 0.50%, 3/15/23(1)	15,000,000	15,123,633
U.S. Treasury Notes, 0.25%, 6/15/23(1)	37,000,000	37,096,836
U.S. Treasury Notes, 0.125%, 8/15/23	18,000,000	17,990,156
U.S. Treasury Notes, 0.125%, 9/15/23	50,000,000	49,964,844
U.S. Treasury Notes, 0.25%, 11/15/23	90,000,000	90,253,125
U.S. Treasury Notes, 0.125%, 12/15/23	175,000,000	174,788,086
TOTAL U.S. TREASURY SECURITIES (Cost $600,594,885)		602,970,453
CORPORATE BONDS — 24.8%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.70%, 5/1/22	1,000,000	1,028,300
Boeing Co. (The), 4.51%, 5/1/23	2,250,000	2,432,779
		3,461,079
Air Freight and Logistics — 0.4%
FedEx Corp., 3.40%, 1/14/22	1,000,000	1,031,881
XPO Logistics, Inc., 6.75%, 8/15/24(2)	5,138,000	5,465,548
		6,497,429
Automobiles — 1.3%
Daimler Finance North America LLC, 3.40%, 2/22/22(2)	1,000,000	1,033,108
Ford Motor Credit Co. LLC, 5.09%, 1/7/21	1,200,000	1,203,000
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	6,520,000	6,642,967
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,025,310
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,516,254
General Motors Financial Co., Inc., 4.20%, 11/6/21	1,000,000	1,030,830
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	5,302,627
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(2)	4,000,000	4,013,699
		21,767,795
Banks — 3.3%
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	6,000,000	6,132,011
Bank of Montreal, MTN, 1.85%, 5/1/25	1,380,000	1,449,375
Barclays plc, VRN, 3.93%, 5/7/25	5,318,000	5,819,732
BBVA Bancomer SA, 6.75%, 9/30/22	3,600,000	3,895,200
BBVA Bancomer SA, 1.875%, 9/18/25(2)	1,000,000	1,011,250
Citigroup, Inc., VRN, 3.11%, 4/8/26	4,520,000	4,944,372
DNB Bank ASA, VRN, 1.13%, 9/16/26(2)	550,000	556,341
FNB Corp., 2.20%, 2/24/23	530,000	540,350
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	1,935,000	2,044,884
Lloyds Banking Group plc, 3.90%, 3/12/24	5,290,000	5,820,047
Natwest Group plc, VRN, 2.36%, 5/22/24	2,999,000	3,122,201
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	3,860,000	3,921,723
Societe Generale SA, VRN, 1.49%, 12/14/26(2)	8,110,000	8,184,136

Wells Fargo & Co., VRN, 2.19%, 4/30/26	5,760,000	6,069,690
		53,511,312
Beverages — 0.2%
PepsiCo, Inc., 0.75%, 5/1/23	800,000	811,639
PepsiCo, Inc., 0.40%, 10/7/23	2,100,000	2,112,276
		2,923,915
Biotechnology — 0.9%
AbbVie, Inc., 2.30%, 11/21/22	4,670,000	4,843,241
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	5,362,826
Amgen, Inc., 3.625%, 5/15/22	1,500,000	1,554,470
Gilead Sciences, Inc., 3.25%, 9/1/22	1,500,000	1,566,895
Gilead Sciences, Inc., 0.75%, 9/29/23	2,110,000	2,116,548
		15,443,980
Building Products — 0.4%
Builders FirstSource, Inc., 6.75%, 6/1/27(2)	6,000,000	6,515,760
Capital Markets — 2.7%
Ares Capital Corp., 3.25%, 7/15/25	2,609,000	2,767,317
Banco BTG Pactual SA, 5.50%, 1/31/23	2,000,000	2,151,450
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(2)	250,000	263,163
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	6,150,000	6,432,541
FS KKR Capital Corp., 3.40%, 1/15/26	6,930,000	6,891,748
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	4,350,000	4,445,150
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26	8,395,000	8,489,460
Morgan Stanley, VRN, 2.19%, 4/28/26	2,330,000	2,462,587
Owl Rock Capital Corp., 3.40%, 7/15/26	4,690,000	4,757,189
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	3,845,000	4,022,982
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	1,636,000	1,646,482
		44,330,069
Communications Equipment — 0.2%
CommScope, Inc., 8.25%, 3/1/27(2)	3,750,000	4,007,831
Consumer Finance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	3,750,000	3,932,653
Capital One Bank USA N.A., 3.375%, 2/15/23	1,400,000	1,480,987
Synchrony Financial, 4.25%, 8/15/24	3,630,000	4,012,139
		9,425,779
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.625%, 9/15/27(2)	3,730,000	3,902,438
Ooredoo International Finance Ltd., MTN, 4.75%, 2/16/21	2,200,000	2,212,029
		6,114,467
Electric Utilities — 0.6%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	5,012,193
Entergy Louisiana LLC, 0.62%, 11/17/23	5,000,000	5,017,149
Florida Power & Light Co., 2.85%, 4/1/25	500,000	544,882
		10,574,224
Entertainment — 0.6%
Netflix, Inc., 3.625%, 6/15/25(2)	9,410,000	10,093,307
Equity Real Estate Investment Trusts (REITs) — 1.3%
Equinix, Inc., 5.375%, 5/15/27	7,500,000	8,177,409
Federal Realty Investment Trust, 3.95%, 1/15/24	910,000	990,261
Host Hotels & Resorts LP, 3.75%, 10/15/23	3,215,000	3,397,761
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	4,000,000	4,262,100
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	1,070,000	1,172,448
Retail Properties of America, Inc., 4.00%, 3/15/25	546,000	559,601
SBA Tower Trust, 1.88%, 7/15/50(2)	3,227,000	3,331,322
		21,890,902

Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	1,000,000	1,026,000
Sysco Corp., 5.65%, 4/1/25	550,000	654,450
		1,680,450
Food Products — 0.4%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	4,000,000	4,180,000
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(2)	2,000,000	2,024,873
Mondelez International, Inc., 0.625%, 7/1/22	740,000	743,467
		6,948,340
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co., 2.89%, 6/6/22	853,000	881,843
Stryker Corp., 0.60%, 12/1/23	15,000,000	15,026,054
Stryker Corp., 1.15%, 6/15/25	750,000	765,582
		16,673,479
Health Care Providers and Services — 2.1%
Centene Corp., 4.75%, 1/15/25	2,000,000	2,054,960
CVS Health Corp., 3.70%, 3/9/23	273,000	292,328
HCA, Inc., 4.75%, 5/1/23	5,000,000	5,454,354
McKesson Corp., 0.90%, 12/3/25	14,118,000	14,199,337
Tenet Healthcare Corp., 4.625%, 7/15/24	6,000,000	6,156,120
Universal Health Services, Inc., 5.00%, 6/1/26(2)	5,600,000	5,801,936
		33,959,035
Hotels, Restaurants and Leisure†
Starbucks Corp., 1.30%, 5/7/22	710,000	720,153
Insurance — 0.5%
Athene Global Funding, 2.80%, 5/26/23(2)	403,000	420,858
Athene Global Funding, 2.50%, 1/14/25(2)	4,500,000	4,715,753
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(2)	615,000	617,984
Protective Life Global Funding, 1.17%, 7/15/25(2)	3,000,000	3,051,646
		8,806,241
Interactive Media and Services — 0.2%
Weibo Corp., 3.50%, 7/5/24	2,500,000	2,624,238
Internet and Direct Marketing Retail — 0.2%
Meituan, 2.125%, 10/28/25(2)	2,500,000	2,542,268
Machinery — 0.1%
John Deere Capital Corp., MTN, 1.20%, 4/6/23	2,000,000	2,040,952
Media — 0.9%
TEGNA, Inc., 4.625%, 3/15/28(2)	4,425,000	4,532,859
ViacomCBS, Inc., 3.70%, 8/15/24	1,976,000	2,167,331
ViacomCBS, Inc., 4.75%, 5/15/25	3,785,000	4,395,187
WPP Finance 2010, 3.75%, 9/19/24	3,750,000	4,158,432
		15,253,809
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,053,795
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,552,885
		3,606,680
Oil, Gas and Consumable Fuels — 1.2%
Chevron Corp., 1.14%, 5/11/23	1,250,000	1,276,685
Energy Transfer Operating LP, 4.25%, 3/15/23	5,552,000	5,905,048
Exxon Mobil Corp., 1.57%, 4/15/23	2,000,000	2,057,598
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	2,200,000	2,208,303
HollyFrontier Corp., 2.625%, 10/1/23	1,350,000	1,380,521
MPLX LP, 5.25%, 1/15/25	400,000	410,503
Petroleos Mexicanos, 4.875%, 1/24/22	2,050,000	2,115,221
Phillips 66, 4.30%, 4/1/22	2,000,000	2,094,860

Saudi Arabian Oil Co., 1.25%, 11/24/23(2)	750,000	759,909
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	1,100,000	1,130,526
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,048,631
		20,387,805
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(2)	5,000,000	5,019,724
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co., 2.60%, 5/16/22	2,000,000	2,064,022
Bristol-Myers Squibb Co., 0.54%, 11/13/23	10,500,000	10,519,523
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,000,000	1,024,375
Elanco Animal Health, Inc., 5.27%, 8/28/23	2,822,000	3,088,326
GlaxoSmithKline Capital plc, 0.53%, 10/1/23	1,490,000	1,495,964
Merck & Co., Inc., 0.75%, 2/24/26	2,000,000	2,023,578
Royalty Pharma plc, 0.75%, 9/2/23(2)	1,220,000	1,226,552
Royalty Pharma plc, 1.20%, 9/2/25(2)	5,000,000	5,081,019
Viatris, Inc., 1.125%, 6/22/22(2)	667,000	673,528
Viatris, Inc., 1.65%, 6/22/25(2)	5,000,000	5,172,421
		32,369,308
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 3.15%, 11/15/25	1,900,000	2,075,433
Microchip Technology, Inc., 2.67%, 9/1/23(2)	460,000	481,374
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(2)	3,000,000	3,123,750
		5,680,557
Software — 0.3%
Oracle Corp., 2.50%, 4/1/25	3,820,000	4,104,780
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(2)	4,508,000	4,987,276
EMC Corp., 3.375%, 6/1/23	2,000,000	2,100,900
Seagate HDD Cayman, 4.75%, 6/1/23	3,763,000	4,072,638
Seagate HDD Cayman, 4.875%, 3/1/24	476,000	518,081
Seagate HDD Cayman, 4.75%, 1/1/25	2,126,000	2,320,901
		13,999,796
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.40%, 3/27/25	1,500,000	1,617,192
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, 1.00%, 8/28/25(2)	2,210,000	2,222,155
Trading Companies and Distributors — 0.2%
Air Lease Corp., MTN, 2.875%, 1/15/26	1,750,000	1,853,032
Aircastle Ltd., 5.25%, 8/11/25(2)	1,730,000	1,906,894
		3,759,926
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,603,960
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 3.50%, 4/15/25(2)	3,755,000	4,152,955
TOTAL CORPORATE BONDS (Cost $402,309,512)		407,331,652
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.1%
Private Sponsor Collateralized Mortgage Obligations — 13.0%
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(2)	1,944,599	1,982,924
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	3,204,190	3,184,023
Arroyo Mortgage Trust, Series 2018-1, Class A2, VRN, 4.02%, 4/25/48(2)	2,553,182	2,599,245
Arroyo Mortgage Trust, Series 2019-2, Class A3, VRN, 3.80%, 4/25/49(2)	6,998,112	7,206,798
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	281,967	288,553
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.50%, (1-month LIBOR plus 3.35%), 10/25/27(2)	1,192,643	1,197,914

Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 4/25/28(2)	10,000,000	10,031,910
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.80%, (1-month LIBOR plus 2.65%), 8/25/28(2)	1,950,000	1,957,373
BRAVO Residential Funding Trust, Series 2019-2, Class A3, VRN, 3.50%, 10/25/44(2)	10,569,536	11,082,534
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ,VRN, 3.08%, 7/25/49	2,073,350	2,141,476
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	2,087,519	2,147,726
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(2)	1,901,530	1,955,235
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	491,766	494,791
COLT Mortgage Loan Trust, Series 2019-4, Class A2 SEQ, VRN, 2.84%, 11/25/49(2)	1,681,527	1,702,753
COLT Mortgage Loan Trust, Series 2020-1, Class A1 SEQ, VRN, 2.49%, 2/25/50(2)	1,244,808	1,261,134
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	2,565,899	2,605,045
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,498	1,452
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A1 SEQ, 1.70%, 4/25/65(2)	2,024,493	2,037,237
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	753,273	774,626
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(2)	1,244,055	1,266,020
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(2)	3,070,618	3,085,389
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2, 1.41%, 5/25/65(2)	2,670,118	2,680,504
CSMC Trust, Series 2020-AFC1, Class A2, VRN, 2.46%, 2/25/50(2)	3,110,138	3,163,461
CSMC Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	2,266,093	2,302,272
Deephaven Residential Mortgage Trust, Series 2020-1, Class A3, VRN, 2.65%, 1/25/60(2)	4,379,357	4,431,289
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 SEQ, 2.86%, 5/25/65(2)	5,799,000	5,952,970
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 11/25/28(2)	700,000	703,679
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(2)	2,100,561	2,140,141
GCAT Trust, Series 2019-NQM3, Class A3 SEQ, VRN, 3.04%, 11/25/59(2)	2,109,801	2,161,530
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	64,260	62,002
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	54,750	54,875
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.30%, (1-month LIBOR plus 4.15%), 10/25/30(2)	1,900,000	1,947,438
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, VRN, 1.69%, 10/25/55(2)	2,142,801	2,153,188
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.05%, 10/25/55(2)	1,461,001	1,468,020
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(2)	12,215,685	12,474,983
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.94%, 10/25/29(2)	251,246	259,156
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	212,152	217,300
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.64%, 2/25/35	213,223	221,605
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(2)	6,604,130	6,655,579
MFA Trust, Series 2020-NQM3, Class A1 SEQ, VRN, 1.01%, 1/26/65(2)	8,641,745	8,667,568
MFA Trust, Series 2020-NQM3, Class A2 SEQ, VRN, 1.32%, 1/26/65(2)	2,880,582	2,886,769
MFA Trust, Series 2020-NQM3, Class A3 SEQ, VRN, 1.63%, 1/26/65(2)	4,320,872	4,330,035
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(2)	634,513	640,319
Radnor RE Ltd., Series 2020-1, Class M1B, VRN, 1.60%, (1-month LIBOR plus 1.45%), 2/25/30(2)	2,250,000	2,228,611
Radnor RE Ltd., Series 2020-2, Class M1B, VRN, 4.15%, (1-month LIBOR plus 4.00%), 10/25/30(2)	3,450,000	3,492,031
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.75%, (1-month LIBOR plus 4.60%), 10/25/30(2)	5,500,000	5,609,060
Residential Mortgage Loan Trust, Series 2020-2, Class A3 SEQ, VRN, 2.91%, 5/25/60(2)	8,213,000	8,494,467
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	144,251	144,888
STACR Trust, Series 2018-DNA2, Class B1, VRN, 3.85%, (1-month LIBOR plus 3.70%), 12/25/30(2)	4,400,000	4,460,874
STACR Trust, Series 2018-HRP1, Class M2, VRN, 1.80%, (1-month LIBOR plus 1.65%), 4/25/43(2)	1,872,471	1,845,089
STACR Trust, Series 2018-HRP2, Class B1, VRN, 4.35%, (1-month LIBOR plus 4.20%), 2/25/47(2)	5,170,000	5,286,184
STACR Trust, Series 2018-HRP2, Class M3, VRN, 2.55%, (1-month LIBOR plus 2.40%), 2/25/47(2)	820,000	824,764
Starwood Mortgage Residential Trust, Series 2020-2, Class M1E, 3.00%, 4/25/60(2)	3,500,000	3,593,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.72%, 7/25/34	71,534	72,517
Traingle RE Ltd., Series 2020-1, Class M1B, VRN, 4.05%, (1-month LIBOR plus 3.90%), 10/25/30(2)	3,000,000	3,027,925
Traingle RE Ltd., Series 2020-1, Class M1C, VRN, 4.65%, (1-month LIBOR plus 4.50%), 10/25/30(2)	2,200,000	2,217,971
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.75%, (1-month LIBOR plus 5.60%), 10/25/30(2)	2,200,000	2,223,156
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.89%, 1/25/47(2)	1,326,000	1,381,188
Verus Securitization Trust, Series 2018-3, Class A3 SEQ, VRN, 4.28%, 10/25/58(2)	1,756,025	1,762,653
Verus Securitization Trust, Series 2019-2, Class A1 SEQ, VRN, 3.21%, 5/25/59(2)	3,632,852	3,665,371
Verus Securitization Trust, Series 2019-2, Class A2 SEQ, VRN, 3.35%, 5/25/59(2)	2,982,638	3,008,266

Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(2)	1,131,407	1,158,188
Verus Securitization Trust, Series 2019-3, Class A3, 3.04%, 7/25/59(2)	3,689,696	3,761,126
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	2,024,224	2,071,073
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(2)	1,463,774	1,507,729
Verus Securitization Trust, Series 2019-INV3, Class A3 SEQ, VRN, 3.10%, 11/25/59(2)	9,290,945	9,523,718
Verus Securitization Trust, Series 2020-1, Class A2 SEQ, 2.64%, 1/25/60(2)	2,849,402	2,907,200
Verus Securitization Trust, Series 2020-2, Class A3 SEQ, VRN, 4.00%, 5/25/60(2)	1,300,000	1,338,534
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(2)	2,175,000	2,270,105
Verus Securitization Trust, Series 2020-INV1, Class A3 SEQ, VRN, 3.89%, 3/25/60(2)	4,200,000	4,434,433
Visio Trust, Series 2019-1, Class A1, VRN, 3.57%, 6/25/54(2)	1,962,339	1,991,216
Visio Trust, Series 2019-2, Class A2, VRN, 2.92%, 11/25/54(2)	4,259,550	4,424,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.01%, 4/25/36	289,611	271,973
		213,576,912
U.S. Government Agency Collateralized Mortgage Obligations — 6.1%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	2,241,166	2,236,410
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	10,603,873	10,570,920
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	197,463	202,209
FHLMC, Series 2014-DN4, Class M3, VRN, 4.70%, (1-month LIBOR plus 4.55%), 10/25/24	400,471	412,271
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	1,908,071	1,966,026
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	949,835	996,683
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	1,854,216	1,931,519
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	15,300,000	15,873,582
FHLMC, Series 2017-HQA2, Class M2B, VRN, 2.80%, (1-month LIBOR plus 2.65%), 12/25/29	1,200,000	1,174,827
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.50%, (1-month LIBOR plus 4.35%), 3/25/49(2)	5,000,000	5,094,852
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.30%, (1-month LIBOR plus 2.15%), 11/25/48(2)	3,312,000	3,293,507
FHLMC, Series 2020-DNA1, Class B1, VRN, 2.45%, (1-month LIBOR plus 2.30%), 1/25/50(2)	4,200,000	4,160,137
FHLMC, Series 2020-DNA2, Class B1, VRN, 2.65%, (1-month LIBOR plus 2.50%), 2/25/50(2)	5,000,000	4,943,854
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(2)	950,000	995,314
FHLMC, Series 2020-DNA4, Class B1, VRN, 6.15%, (1-month LIBOR plus 6.00%), 8/25/50(2)	240,000	255,578
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(2)	350,000	356,691
FHLMC, Series 2020-DNA6, Class M2, VRN, 2.08%, (SOFR plus 2.00%), 12/25/50(2)	8,980,000	9,024,284
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.30%, (1-month LIBOR plus 3.15%), 9/25/50(2)	4,000,000	4,057,688
FNMA, Series 2006-60, Class KF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 7/25/36	507,222	508,498
FNMA, Series 2009-33, Class FB, VRN, 0.97%, (1-month LIBOR plus 0.82%), 3/25/37	548,061	560,274
FNMA, Series 2014-C01, Class M2, VRN, 4.55%, (1-month LIBOR plus 4.40%), 1/25/24	1,456,945	1,473,824
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	13,837,023	13,529,617
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,179,293	1,173,327
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	5,247,190	5,112,726
FNMA, Series 2014-C03, Class 2M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 7/25/24	511,441	514,367
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	345,267	355,605
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	16,614,269	2,865,593
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	229,797	242,345
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	657,143	686,645
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	11,487,750	2,543,327
FNMA, Series 2017-C01, Class 1M2, VRN, 3.70%, (1-month LIBOR plus 3.55%), 7/25/29	1,085,031	1,120,932
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	1,091,521	1,108,352
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	5,415,251	750,777
		100,092,561
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $310,662,532)		313,669,473
EXCHANGE-TRADED FUNDS — 6.0%
iShares Preferred & Income Securities ETF	429,800	16,551,598
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,817,500	48,981,625

Vanguard Short-Term Corporate Bond ETF	389,500	32,425,875
TOTAL EXCHANGE-TRADED FUNDS (Cost $96,822,571)		97,959,098
ASSET-BACKED SECURITIES — 5.6%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	2,338,980	2,297,792
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(2)	1,207,288	1,254,323
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	1,340,000	1,372,024
DT Auto Owner Trust, Series 2020-3A, Class C, 1.47%, 6/15/26(2)	2,200,000	2,222,114
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(2)	2,623,000	2,662,547
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.67%, 10/19/37(2)	2,300,000	2,279,939
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(2)	3,100,000	3,104,179
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	576,549	616,310
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	1,074,452	1,094,477
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.80%, (1-month LIBOR plus 0.65%), 4/10/31(2)	152,677	152,676
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(2)	1,291,161	1,356,046
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	1,508,925	1,550,562
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(2)	2,106,318	2,147,591
MVW LLC, Series 2020-1A, Class A SEQ, 1.74%, 10/20/37(2)	4,449,246	4,559,641
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	340,447	340,543
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	189,661	190,753
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	150,505	151,834
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	860,470	891,800
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1 SEQ, 1.03%, 12/16/52(2)	4,000,000	4,004,219
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	1,068,076	1,082,229
Progress Residential Trust, Series 2017-SFR1, Class E, 4.26%, 8/17/34(2)	7,298,000	7,427,758
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	1,997,569	2,004,226
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(2)	3,410,000	3,420,688
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(2)	2,700,000	2,758,426
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(2)	2,250,000	2,293,830
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(2)	2,600,000	2,686,216
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(2)	2,100,000	2,142,923
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(2)	2,650,000	2,739,821
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(2)	1,250,000	1,269,683
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/17/37(2)	1,200,000	1,233,756
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(2)	2,937,000	2,935,939
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(2)	2,800,000	2,787,436
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/25	2,200,000	2,230,784
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26	6,000,000	6,031,626
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)	998,737	1,031,604
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	274,686	285,337
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(2)	763,971	790,446
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(2)	495,950	495,477
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(2)	629,750	620,771
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A SEQ, 1.33%, 7/20/37(2)	3,376,210	3,398,834
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	362,596	385,480
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(2)	1,500,000	1,544,697
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(2)	4,000,000	4,067,115
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(2)	1,800,000	1,795,691
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	629,493	633,472
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(2)	429,471	433,820
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	464,349	485,289
TOTAL ASSET-BACKED SECURITIES (Cost $90,247,152)		91,262,744
COLLATERALIZED LOAN OBLIGATIONS — 3.1%
Ares LVI CLO Ltd., Series 2020-56A, Class B, VRN, 1.91%, (3-month LIBOR plus 1.70%), 10/25/31(2)	2,300,000	2,298,261

CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(2)	3,400,000	3,372,000
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 1.40%, (3-month LIBOR plus 1.18%), 10/20/30(2)	3,350,000	3,353,272
Dryden Senior Loan Fund, Series 2017-49A, Class A, VRN, 1.43%, (3-month LIBOR plus 1.21%), 7/18/30(2)	11,320,000	11,337,894
Magnetite XXI Ltd., Series 2019-21A, Class A, VRN, 1.50%, (3-month LIBOR plus 1.28%), 4/20/30(2)	400,000	401,316
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 1/15/33(2)	3,250,000	3,288,413
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class BR, VRN, 1.40%, (3-month LIBOR plus 1.18%), 4/20/27(2)	5,000,000	4,953,632
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class B, VRN, 1.72%, (3-month LIBOR plus 1.50%), 10/18/30(2)	4,000,000	4,003,869
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 2.09%, (3-month LIBOR plus 1.85%), 10/15/32(2)	1,200,000	1,202,234
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.07%, (3-month LIBOR plus 1.85%), 4/20/31(2)	3,550,000	3,574,264
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(2)	2,500,000	2,517,640
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(2)	2,500,000	2,514,658
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	4,500,000	4,526,972
VOYA CLO, Series 2017-2A, Class A2A, VRN, 1.95%, (3-month LIBOR plus 1.71%), 6/7/30(2)	2,800,000	2,799,990
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 1.61%, (3-month LIBOR plus 1.40%), 4/25/31(2)	1,000,000	973,893
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $50,906,797)		51,118,308
BANK LOAN OBLIGATIONS(3) — 1.6%
Food Products — 0.2%
United Natural Foods, Inc., Term Loan B, 10/22/25(4)	4,000,000	3,983,320
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., USD Term Loan B3, 11/21/24(4)	1,750,000	1,754,743
Health Care Providers and Services — 0.9%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2/16/23(4)	7,000,000	6,991,285
Jaguar Holding Company II, 2018 Term Loan, 3.50%, (1-month LIBOR plus 2.50%), 8/18/22	7,480,211	7,486,307
		14,477,592
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	6,998,076	6,981,700
TOTAL BANK LOAN OBLIGATIONS (Cost $27,118,453)		27,197,355
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FHLB, 0.375%, 9/4/25	1,100,000	1,099,882
FHLMC, 0.25%, 6/26/23	10,800,000	10,825,441
FHLMC, 0.25%, 12/4/23	12,000,000	12,014,450
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,859,197)		23,939,773
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
COMM Mortgage Trust, Series 2020-SBX, Class A SEQ, 1.67%, 1/10/38(2)	4,400,000	4,558,325
COMM Mortgage Trust, Series 2020-SBX, Class B, 1.80%, 1/10/38(2)	6,050,000	6,271,914
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,763,232)		10,830,239
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.25%), 9/1/35	202,101	213,750
FHLMC, VRN, 2.99%, (12-month LIBOR plus 1.87%), 7/1/36	26,342	27,826
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	85,146	89,360
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	34,615	36,125
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	86,345	90,824
FHLMC, VRN, 3.21%, (12-month LIBOR plus 1.86%), 7/1/41	125,567	132,148
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	70,602	71,095
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.65%), 12/1/42	118,247	122,892
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	18,995	19,509
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	18,094	18,802
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	699	703
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	15,652	15,758

FNMA, VRN, 2.09%, (6-month LIBOR plus 1.57%), 6/1/35	146,703	152,154
FNMA, VRN, 2.12%, (6-month LIBOR plus 1.57%), 6/1/35	74,603	77,371
FNMA, VRN, 2.79%, (12-month LIBOR plus 1.72%), 12/1/37	3,473	3,523
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.69%), 8/1/39	25,088	25,426
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	14,923	15,540
		1,112,806
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	767	860
FNMA, 3.50%, 3/1/34	199,300	214,587
FNMA, 5.50%, 7/1/36	1,530	1,761
		217,208
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,307,895)		1,330,014
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $11,565,240), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $11,329,407)		11,329,331
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 12/31/25, valued at $14,447,306), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $14,164,094)		14,164,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,424,935	1,424,935
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,918,266)		26,918,266
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,641,510,492)		1,654,527,375
OTHER ASSETS AND LIABILITIES — (1.0)%		(15,611,543)
TOTAL NET ASSETS — 100.0%		$1,638,915,832

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	818	March 2021	$180,758,828	$81,035

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	88	March 2021	$12,150,875	$(50,432)
U.S. Treasury 10-Year Ultra Notes	56	March 2021	8,756,125	(29,782)
U.S. Treasury 5-Year Notes	1,659	March 2021	209,306,181	(569,891)
			$230,213,181	$(650,105)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.00%	12/16/25	$10,000,000	$556	$46,500	$47,056

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,633,239.
(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $507,412,980, which represented 31.0% of total net assets. Of these securities, 0.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	602,970,453	—
Corporate Bonds	—	407,331,652	—
Collateralized Mortgage Obligations	—	313,669,473	—
Exchange-Traded Funds	97,959,098	—	—
Asset-Backed Securities	—	91,262,744	—
Collateralized Loan Obligations	—	51,118,308	—
Bank Loan Obligations	—	27,197,355	—
U.S. Government Agency Securities	—	23,939,773	—
Commercial Mortgage-Backed Securities	—	10,830,239	—
U.S. Government Agency Mortgage-Backed Securities	—	1,330,014	—
Temporary Cash Investments	1,424,935	25,493,331	—
	99,384,033	1,555,143,342	—
Other Financial Instruments
Futures Contracts	81,035	—	—
Swap Agreements	—	47,056	—
	81,035	47,056	—

Liabilities
Other Financial Instruments
Futures Contracts	650,105	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.